Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.3%
	Communication Services - 5.5%
80,120	Alphabet, Inc. - Class A (a)	$114,794,334
81,469	Alphabet, Inc. - Class C (a)	116,845,284
880,962	ANGI Homeservices, Inc. - Class A (a)	7,074,125
574,000	Baidu, Inc. - ADR (a)	70,923,440
5,347,060	comScore, Inc. (a) (b)	21,120,887
125,000	Electronic Arts, Inc. (a)	13,490,000
2,580,700	IMAX Corp. (a)	42,684,778
1,792,886	Lions Gate Entertainment Corp. - Class A (a)	17,803,358
2,746,300	Lions Gate Entertainment Corp. - Class B (a)	25,622,979
5,500	Netflix, Inc. (a)	1,897,995
1,317,200	Pinterest, Inc. - Class A (a)	29,017,916
16,585,900	Sprint Corp. (a)	72,480,383
17,200	T-Mobile US, Inc. (a)	1,362,068
871,501	Tribune Publishing Co.	10,946,052
8,039,892	WildBrain Ltd. - CAD (a)	9,052,017
		555,115,616

	Consumer Discretionary - 14.8%
903,700	Alibaba Group Holding Ltd. - ADR (a)	186,695,383
8,000	Amazon.com, Inc. (a)	16,069,760
112,400	Ascena Retail Group, Inc. (a)	494,560
31,000	At Home Group, Inc. (a)	175,460
400,000	Boot Barn Holdings, Inc. (a)	16,788,000
17,600	Burlington Stores, Inc. (a)	3,827,472
85,800	Camping World Holdings, Inc. - Class A	1,335,906
1,341,100	CarMax, Inc. (a)	130,140,344
4,606,700	Chegg, Inc. (a)	189,934,241
442,800	eBay, Inc.	14,860,368
6,300	Five Below, Inc. (a)	713,286
115,000	Gildan Activewear, Inc.	3,187,800
1,367,950	iRobot Corp. (a)	64,362,048
1,387,200	Norwegian Cruise Line Holdings Ltd. (a)	74,700,720
1,045,000	OneSpaWorld Holdings Ltd.	15,685,450
26,000	Restaurant Brands International, Inc.	1,586,260
1,623,200	Royal Caribbean Cruises Ltd.	190,044,256
333,600	Rubicon Project, Inc. (The) (a)	3,122,496
5,996,700	Sony Corp. - ADR	420,848,406
223,490	Tesla, Inc. (a)	145,395,889
1,509,000	Tuesday Morning Corp. (a)	1,931,520
75,200	Ulta Beauty, Inc. (a)	20,146,832
		1,502,046,457

	Consumer Staples - 0.1%
97,300	Calavo Growers, Inc.	7,454,153

	Energy - 0.6%
587,850	Cabot Oil & Gas Corp.	8,282,806
200,000	EOG Resources, Inc.	14,582,000
8,973,882	Transocean Ltd. (a)	40,920,902
		63,785,708

	Financials - 5.5%
6,800	Cboe Global Markets, Inc.	837,896
124,500	Charles Schwab Corp. (The)	5,670,975
246,271	CME Group, Inc.	53,467,897
717,203	Discover Financial Services	53,883,461
2,752,066	E*TRADE Financial Corp.	117,293,053
654,520	MarketAxess Holdings, Inc.	231,817,894
2,264,449	NMI Holdings, Inc. - Class A (a)	72,281,212
151,000	Progressive Corp. (The)	12,184,190
318,300	Tradeweb Markets, Inc. - Class A	14,699,094
		562,135,672

	Health Care - 28.6%
648,700	Abbott Laboratories	56,527,718
1,208,873	ABIOMED, Inc. (a)	225,200,951
1,653,000	Accuray, Inc. (a)	6,430,170
33,200	Adaptive Biotechnologies Corp. (a)	992,846
4,702,222	Alkermes PLC (a)	81,865,685
2,300,000	Amicus Therapeutics, Inc. (a)	20,332,000
600,000	Arbutus Biopharma Corp. (a)	1,566,000
371,000	Arena Pharmaceuticals, Inc. (a)	16,950,990
103,000	Axovant Gene Therapies Ltd. (a)	395,520
381,647	BeiGene Ltd. - ADR (a)	58,147,737
1,476,800	BeiGene Ltd. - HKD (a)	17,199,920
594,500	Biogen, Inc. (a)	159,831,325
1,902,300	BioMarin Pharmaceutical, Inc. (a)	158,842,050
945,776	BioNTech SE - ADR (a)	27,626,117
346,500	Boston Scientific Corp. (a)	14,507,955
6,325,200	Calithera Biosciences, Inc. (a) (b)	37,951,200
11,300,000	Cerus Corp. (a) (b)	45,313,000
17,000	Charles River Laboratories International, Inc. (a)	2,627,860
507,040	Dextera Surgical, Inc. (a) (c) (d)	0
761,692	Elanco Animal Health, Inc. (a)	23,536,283
1,383,089	Eli Lilly & Co.	193,134,548
8,236,884	Epizyme, Inc. (a) (b)	172,397,982
1,301,900	Exact Sciences Corp. (a)	121,441,232
1,533,385	FibroGen, Inc. (a)	64,172,162
4,651,532	Fluidigm Corp. (a) (b)	17,861,883
246,700	Glaukos Corp. (a)	13,876,875
13,000	Illumina, Inc. (a)	3,770,910
325,000	ImmunoGen, Inc. (a)	1,535,625
1,188,456	Insulet Corp. (a)	230,608,002
457,100	LivaNova PLC (a)	31,069,087
483,487	Mereo Biopharma Group PLC - ADR (a)	812,258
1,062,598	Momenta Pharmaceuticals, Inc. (a)	30,836,594
296,726	MyoKardia, Inc. (a)	20,186,270
11,239,376	Nektar Therapeutics (a) (b)	223,551,189
490,000	NuVasive, Inc. (a)	37,788,800
990,000	OraSure Technologies, Inc. (a)	6,979,500
19,500	Penumbra, Inc. (a)	3,421,470
3,098,800	Pfenex, Inc. (a) (b)	33,219,136
3,643,721	QIAGEN N.V. (a)	123,084,895
2,763,696	Rhythm Pharmaceuticals, Inc. (a) (b)	48,475,228

182,600	Roche Holding AG - CHF	61,256,570
3,123,600	Seattle Genetics, Inc. (a)	338,567,004
514,000	Spectrum Pharmaceuticals, Inc. (a)	1,300,420
1,342,725	WaVe Life Sciences Ltd. (a)	9,533,347
4,744,182	Xencor, Inc. (a) (b)	161,017,537
		2,905,743,851

	Industrials - 13.8%
2,322,500	AECOM (a)	112,014,175
774,000	Alaska Air Group, Inc.	49,992,660
9,100	Allegiant Travel Co.	1,529,164
8,237,400	American Airlines Group, Inc.	221,091,816
375,000	Axon Enterprise, Inc. (a)	28,803,750
70,600	Bloom Energy Corp. - Class A (a)	556,328
40,000	CIRCOR International, Inc. (a)	1,661,200
41,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	532,590
340,000	Cornerstone Building Brands, Inc. (a)	2,917,200
224,200	Curtiss-Wright Corp.	32,605,406
4,131,700	Delta Air Lines, Inc.	230,300,958
1,010,982	Everarc Holdings Ltd. (a)	13,648,257
9,900	FedEx Corp.	1,431,936
205,300	Gibraltar Industries, Inc. (a)	11,192,956
781,200	Hawaiian Holdings, Inc.	21,779,856
1,153,600	Jacobs Engineering Group, Inc.	106,742,608
8,184,225	JetBlue Airways Corp. (a)	162,293,182
41,000	Lyft, Inc. - Class A (a)	1,946,680
25,100	Masonite International Corp. (a)	1,885,261
4,170,000	NN, Inc. (b)	35,987,100
25,000	Old Dominion Freight Line, Inc.	4,905,750
15,800	Ryanair Holdings PLC - ADR (a)	1,368,438
1,466,900	Southwest Airlines Co.	80,650,162
441,400	Spirit Airlines, Inc. (a)	18,128,298
8,500	TransDigm Group, Inc.	5,467,880
3,304,450	United Airlines Holdings, Inc. (a)	247,172,860
189,600	WillScot Corp. (a)	3,573,960
		1,400,180,431

	Information Technology - 28.3%
1,222,700	2U, Inc. (a)	24,221,687
535,700	Adobe, Inc. (a)	188,105,698
3,150	Arista Networks, Inc. (a)	703,521
2,333,700	Arlo Technologies, Inc. (a)	9,964,899
95,300	ASML Holding N.V. - ADR	26,746,898
2,511,500	Axcelis Technologies, Inc. (a) (b)	60,652,725
23,472,518	BlackBerry Ltd. (a)	143,182,360
253,625	Cerence, Inc. (a)	5,414,894
310,000	Corning, Inc.	8,273,900
1,780,100	Cree, Inc. (a)	82,756,849
132,799	CrowdStrike Holdings, Inc. - Class A (a)	8,112,691
26,400	CyberArk Software Ltd. (a)	3,649,272
100,000	Dell Technologies, Inc. - Class C (a)	4,877,000
1,400,000	Descartes Systems Group, Inc. (The) (a)	62,734,000
355,000	Digimarc Corp. (a)	11,115,050
43,000	DXC Technology Co.	1,370,840
693,834	FARO Technologies, Inc. (a)	35,843,464
10,571,200	Flex Ltd. (a)	139,011,280
1,341,250	ForeScout Technologies, Inc. (a)	38,239,038
1,079,300	FormFactor, Inc. (a)	27,317,083

1,290,000	Hewlett Packard Enterprise Co.	17,969,700
540,000	HP, Inc.	11,512,800
441,750	HubSpot, Inc. (a)	79,930,245
145,150	Intuit, Inc.	40,697,157
750,000	Jabil, Inc.	29,167,500
185,900	Keysight Technologies, Inc. (a)	17,286,841
116,737	Keywords Studios PLC - GBP	1,894,127
764,400	KLA Corp.	126,691,656
145,000	MACOM Technology Solutions Holdings, Inc. (a)	4,120,900
683,900	Materialise NV - ADR (a)	12,433,302
2,666,000	MaxLinear, Inc. (a)	51,960,340
267,336	Micro Focus International PLC - ADR	3,582,302
6,545,200	Micron Technology, Inc. (a)	347,484,668
2,132,467	NetApp, Inc.	113,873,738
608,550	nLIGHT, Inc. (a)	10,692,224
2,029,000	Nuance Communications, Inc. (a)	38,388,680
163,000	Nutanix, Inc. - Class A (a)	5,292,610
228,900	NVIDIA Corp.	54,118,827
210,000	OSI Systems, Inc. (a)	18,173,400
73,000	Palo Alto Networks, Inc. (a)	17,138,940
20,616	Perspecta, Inc.	578,691
562,000	Plantronics, Inc.	16,140,640
270,300	Pluralsight, Inc. - Class A (a)	5,241,117
2,652,688	PROS Holdings, Inc. (a) (b)	159,161,280
1,560,700	QUALCOMM, Inc.	133,143,317
53,000	Rapid7, Inc. (a)	3,147,140
8,132,000	ServiceSource International, Inc. (a) (b)	15,450,800
2,222,000	Splunk, Inc. (a)	344,987,720
2,422,532	Stratasys Ltd. (a)	43,557,125
830,000	Trimble, Inc. (a)	35,291,600
1,134,390	Universal Display Corp.	199,845,486
260,000	VMware, Inc. - Class A (a)	38,495,600
20,000	Western Digital Corp.	1,310,000
1,400	Zoom Video Communications, Inc. - Class A (a)	106,820
		2,881,160,442

	Materials - 0.1%
116,300	Albemarle Corp.	9,336,564
9,800	Ingevity Corp. (a)	639,156
2,050,000	Marrone Bio Innovations, Inc. (a)	2,357,500
		12,333,220

	TOTAL COMMON STOCKS
	(Cost $5,715,068,643)	$9,889,955,550

	PREFERRED STOCKS - 0.5%
	Financials - 0.5%
1,756,376	Fannie Mae Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series S, Perpetual Maturity 7.750% (a)	19,794,357
2,503,400	Freddie Mac Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series Z, Perpetual Maturity 7.875% (a)	27,487,332
		47,281,689

	TOTAL PREFERRED STOCKS
	(Cost $23,994,436)	47,281,689

	WARRANTS - 0.0%
	Industrials - 0.0%
364,100	Everarc Holdings Ltd. (Expiration Date 12/1/22) (a) (d)	3,641

	TOTAL WARRANTS
	(Cost $3,641)	3,641

	RIGHTS - 0.0%
	Health Care - 0.0%
3,786,300	Mereo BioPharma Group PLC - CVR (Issue Date 4/5/19) (a) (c) (d)	0
3,786,300	Mereo BioPharma Group PLC - CVR (Issue Date 4/23/19) (a) (c) (d)	0
		0

	TOTAL RIGHTS
	(Cost $0)	0

Shares		Value
	SHORT-TERM INVESTMENTS - 2.2%
227,883,620	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 1.43% (e)	$227,883,620
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $227,883,620)	227,883,620
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $5,966,950,340) - 100.0%	10,165,124,500
	Other Assets in Excess of Liabilities - 0.0%	4,612,750
	TOTAL NET ASSETS - 100.0%	$10,169,737,250

ADR	American Depository Receipt
CAD	Canadian Dollars
CHF	Swiss Francs
CVR	Contingent Value Rights
GBP	British Pound Sterling
HKD	Hong Kong Dollars
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Fair-valued security
(d)	Illiquid security
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective new asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and at the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of January 31, 2020. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Aggressive	Common Stock(1)	$9,809,604,933	$80,350,617	$0	$9,889,955,550
Growth Fund	Preferred Stock(2)	47,281,689	-	-	47,281,689
	Warrants(3)	-	-	3,641	3,641
	Rights(4)	-	-	0	0
	Short-Term Investments	227,883,620	-	-	227,883,620
	Total Investments in Securities	$10,084,770,242	$80,350,617	$3,641	$10,165,124,500

(1) Refer to the Fund’s respective Schedule of Investments for the breakdown of major categories.
(2) Financials
(3) Industrials
(4) Health Care

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector, the number of shares held, and the percentages of net assets held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Aggressive Growth Fund
		Current Period Transactions

Common Stock	Market Value at October 31, 2019	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at January 31, 2020
Axcelis Technologies, Inc.	$48,145,455	$-	$-	$-	$-	$12,507,270	$60,652,725
Calithera Biosciences, Inc.(1)	N/A	28,273,644	-	-	-	9,677,556	37,951,200
Cerus Corp	49,155,000	-	-	-	-	(3,842,000)	45,313,000
comScore, Inc.	12,871,459	-	1,081,551	-	(6,135,729)	15,466,708	21,120,887
Epizyme, Inc.	83,472,983	14,807,195	-	-	-	74,117,804	172,397,982
FARO Technologies, Inc.(2)	44,082,019	-	11,412,302	-	3,507,535	(333,788)	N/A
Fluidigm Corp.	22,885,537	-	-	-	-	(5,023,654)	17,861,883
Nektar Therapeutics	189,015,064	4,228,061	-	-	-	30,308,064	223,551,189
NN, Inc.	30,107,400	-	-	-	-	5,879,700	35,987,100
Pfenex, Inc.	28,570,936	-	-	-	-	4,648,200	33,219,136
PROS Holdings, Inc.	158,439,204	-	28,568,274	-	11,590,111	17,700,239	159,161,280
Rhythm Pharmaceuticals, Inc.(1)	N/A	27,443,990	-	-	-	(10,145,254)	48,475,228
ServiceSource International, Inc.	11,016,250	-	978,606	-	(4,895,536)	10,308,692	15,450,800
Spectrum Pharmaceuticals, Inc.(2)	74,932,888	-	41,413,726	-	(104,818,841)	72,600,099	N/A
Xencor, Inc.	167,429,966	-	5,399,120	-	749,120	(1,762,429)	161,017,537
Total	$920,124,161	$74,752,890	$88,853,579	$-	$(100,003,340)	$232,107,207	$1,032,159,947

(1) As of October 31, 2019, the company was not an affiliate.
(2) No longer an affiliate as of January 31, 2020.